Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

PRINCIPLES OF CONSOLIDATION: The consolidated financial statements include the accounts of Leggett & Platt, Incorporated and its majority-owned subsidiaries (“we” or “our”). Management does not expect foreign exchange restrictions to significantly impact the ultimate realization of amounts consolidated in the accompanying financial statements for subsidiaries located outside the United States. All intercompany transactions and accounts have been eliminated in consolidation.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingencies. Legal costs are accrued when a loss is probable and reasonably estimable. If a range of outcomes are possible, the most likely outcome is used to accrue these costs. Any insurance recovery is recorded separately if it is determined that a recovery is probable. Legal fees are accrued when incurred.

CASH EQUIVALENTS: Cash equivalents include cash in excess of daily requirements which is invested in various financial instruments with original maturities of three months or less.

TRADE AND OTHER RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS: Trade receivables are recorded at the invoiced amount and generally do not bear interest. Credit is also occasionally extended in the form of a note receivable to facilitate our customers’ operating cycles. Other notes receivable are established in special circumstances, such as in partial payment for the sale of a business. Other notes receivable generally bear interest at market rates commensurate with the corresponding credit risk on the date of origination.

The allowance for doubtful accounts is an estimate of the amount of probable credit losses. Interest income is not recognized for accounts that are placed on nonaccrual status. Allowances and nonaccrual status designations are determined by individual account reviews by management, and are based on several factors such as the length of time that receivables are past due, the financial health of the companies involved, industry and macroeconomic considerations, and historical loss experience. Interest income is recorded on the date of cash receipt for nonaccrual status accounts. Account balances are charged off against the allowance when it is probable the receivable will not be recovered.

INVENTORIES: All inventories are stated at the lower of cost or market. We generally use standard costs which include materials, labor and production overhead at normal production capacity. The cost for approximately 50% of our inventories is determined by the last-in, first-out (LIFO) method and is primarily used to value domestic inventories with raw material content consisting of steel, wire, chemicals and foam scrap. For the remainder of the inventories, we principally use the first-in, first-out (FIFO) method, which is representative of our standard costs. For these inventories, the FIFO cost for the periods presented approximated expected replacement cost.

Inventories are reviewed at least quarterly for slow-moving and potentially obsolete items using actual inventory turnover, and if necessary, are written down to estimated net realizable value. We have had no material changes in inventory writedowns or slow-moving and obsolete inventory reserves in any of the years presented.

DIVESTITURES: Significant accounting policies associated with a decision to dispose of a business are discussed below:

Discontinued Operations—A business is classified as a discontinued operation when (i) the operations and cash flows of the business can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the business has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the business after the disposal transactions. Significant judgments are involved in determining whether a business meets the criteria for discontinued operations reporting and the period in which these criteria are met.

If a business is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the income statement. Interest on debt directly attributable to the discontinued operation is allocated to discontinued operations. Gains and losses related to the sale of businesses that do not meet the discontinued operation criteria are reported in continuing operations and separately disclosed if significant.

Assets Held for Sale—An asset or business is classified as held for sale when (i) management commits to a plan to sell and it is actively marketed; (ii) it is available for immediate sale and the sale is expected to be completed within one year; and (iii) it is unlikely significant changes to the plan will be made or that the plan will be withdrawn. In isolated instances, assets held for sale may exceed one year due to events or circumstances beyond our control. Upon being classified as held for sale, the recoverability of the carrying value must be assessed. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill and other assets are assessed. After the valuation process is completed, the assets held for sale are reported at the lower of the carrying value or fair value less cost to sell, and the assets are no longer depreciated or amortized. An impairment charge is recognized if the carrying value exceeds the fair value less cost to sell. The assets and related liabilities are aggregated and reported on separate lines of the balance sheet.

Assets Held for Use—If a decision to dispose of an asset or a business is made and the held for sale criteria are not met, it is considered held for use. Assets of the business are evaluated for recoverability in the following order: (i) assets other than goodwill, property and intangibles; (ii) property and intangibles subject to amortization; and (iii) goodwill. In evaluating the recoverability of property and intangible assets subject to amortization, the carrying value is first compared to the sum of the undiscounted cash flows expected to result from the use and eventual disposition. If the carrying value exceeds the undiscounted expected cash flows, then a fair value analysis is performed. An impairment charge is recognized if the carrying value exceeds the fair value.

PROPERTY, PLANT AND EQUIPMENT: Property, plant and equipment is stated at cost, less accumulated depreciation. Assets are depreciated by the straight-line method and salvage value, if any, is assumed to be minimal. The table below presents the depreciation periods of the estimated useful lives of our property, plant and equipment. Accelerated methods are used for tax purposes.

	Useful Life Range	Weighted Average Life
Machinery and equipment	3-20 years	10 years
Buildings	10-40 years	28 years
Other items	3-15 years	8 years

Property is reviewed for recoverability at year end and whenever events or changes in circumstances indicate that its carrying value may not be recoverable as discussed above.

GOODWILL: Goodwill results from the acquisition of existing businesses and is not amortized; it is assessed for impairment annually and as triggering events may occur. We perform our annual review in the second quarter of each year. Recoverability of goodwill is evaluated using a two-step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value. Our reporting units are the 10 business groups one level below the operating segment level for which discrete financial information is available and reviewed by segment management.

If the carrying value of the group exceeds its fair value, the second step of the process is necessary and involves a comparison of the implied fair value and the carrying value of the goodwill of that group. If the carrying value of the goodwill of a group exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess.

In evaluating the recoverability of goodwill, it is necessary to estimate the fair values of the business groups. In making this assessment, we estimate the fair market values of our reporting units using a discounted cash flow model and comparable market values for similar entities using price-to-earnings ratios. Key assumptions and estimates used in the cash flow model include discount rate, sales growth, margins, capital expenditure requirements, and working capital requirements. Recent performance of the group is an important factor, but not the only factor, in our assessment. There are inherent assumptions and judgments required in the analysis of goodwill impairment. It is possible that assumptions underlying the impairment analysis will change in such a manner that impairment in value may occur in the future.

OTHER INTANGIBLE ASSETS: Substantially all other intangible assets are amortized using the straight-line method over their estimated useful lives and are evaluated for impairment using a process similar to that used in evaluating the recoverability of property, plant and equipment.

	Useful Life Range	Weighted Average Life
Other intangible assets	1-40 years	15 years

STOCK-BASED COMPENSATION: The cost of employee services received in exchange for all equity awards granted is based on the fair market value of the award as of the grant date. Expense is recognized net of an estimated forfeiture rate using the straight line method over the vesting period of the award.

SALES RECOGNITION: We recognize sales when title and risk of loss pass to the customer. The terms of our sales are split approximately evenly between FOB shipping point and FOB destination. The timing of our recognition of FOB destination sales is determined based on shipping date and distance to the destination. We have no significant or unusual price protection, right of return or acceptance provisions with our customers. Sales allowances, discounts and rebates can be reasonably estimated throughout the period and are deducted from sales in arriving at net sales.

SHIPPING AND HANDLING FEES AND COSTS: Shipping and handling costs are included as a component of “Cost of goods sold.”

RESTRUCTURING COSTS: Restructuring costs are items such as employee termination, contract termination, plant closure and asset relocation costs related to exit activities. Restructuring-related items are inventory writedowns and gains or losses from sales of assets recorded as the result of exit activities. We recognize a liability for costs associated with an exit or disposal activity when the liability is incurred. Certain termination benefits for which employees are required to render service are recognized ratably over the respective future service periods.

INCOME TAXES: The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of our assets and liabilities and are adjusted for changes in tax rates and laws, as appropriate. A valuation allowance is provided to reduce deferred tax assets when management cannot conclude that it is more likely than not that a tax benefit will be realized. A provision is also made for incremental taxes on undistributed earnings of foreign subsidiaries and related companies to the extent that such earnings are not deemed to be indefinitely invested.

The calculation of our U.S., state, and foreign tax liabilities involves dealing with uncertainties in the application of complex global tax laws. We recognize potential liabilities for anticipated tax issues which might arise in the U.S. and other tax jurisdictions based on management’s estimate of whether, and the extent to which, additional taxes will be due. If payment of these amounts ultimately proves to be unnecessary, the reversal of the liabilities would result in tax benefits being recognized in the period when we determine the liabilities are no longer necessary. Conversely, if the estimate of tax liabilities proves to be less than the ultimate tax assessment, a further charge to tax expense would result.

CONCENTRATION OF CREDIT RISKS, EXPOSURES AND FINANCIAL INSTRUMENTS: We manufacture, market, and distribute engineered products for the various end markets described in Note F. Our operations are principally located in the United States, although we also have operations in China, Europe, Canada, Mexico and other various countries.

We maintain allowances for potential credit losses. We perform ongoing credit evaluations of our customers’ financial conditions and generally require no collateral from our customers, some of which are highly leveraged. Management also monitors the financial condition and status of other notes receivable. Other notes receivable primarily consist of notes accepted as partial payment for the divestiture of a business. Some of these companies are highly leveraged and the notes are not fully collateralized.

We have no material guarantees or liabilities for product warranties which require disclosure.

From time to time, we will enter into contracts to hedge foreign currency denominated transactions, natural gas purchases, and interest rates related to our debt. To minimize the risk of counterparty default, only highly-rated financial institutions that meet certain requirements are used. We do not anticipate that any of the financial institution counterparties will default on their obligations.

The carrying value of cash and short-term financial instruments approximates fair value due to the short maturity of those instruments.

OTHER RISKS: Although we obtain insurance for workers’ compensation, automobile, product and general liability, property loss and medical claims, we have elected to retain a significant portion of expected losses through the use of deductibles. Accrued liabilities include estimates for unpaid reported claims and for claims incurred but not yet reported. Provisions for losses are recorded based upon reasonable estimates of the aggregate liability for claims incurred utilizing our prior experience and information provided by our third-party administrators and insurance carriers.

DERIVATIVE FINANCIAL INSTRUMENTS: We utilize derivative financial instruments to manage market and financial risks related to interest rates, foreign currency and commodities. We seek to use derivative contracts that qualify for hedge accounting treatment; however some instruments that economically manage currency risk may not qualify for hedge accounting treatment. It is our policy not to speculate using derivative instruments.

Under hedge accounting, we formally document our hedge relationships, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for entering into the hedge transaction. The process includes designating derivative instruments as hedges of specific assets, liabilities, firm commitments or forecasted transactions. We also formally assess both at inception and on a quarterly basis thereafter, whether the derivatives used in hedging transactions are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. If it is determined that a derivative ceases to be highly effective, deferred gains or losses are recorded in the Consolidated Statements of Operations.

On the date the contract is entered into, we designate the derivative as one of the following types of hedging instruments and account for it as follows:

Cash Flow Hedge—The hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability or anticipated transaction is designated as a cash flow hedge. The effective portion of the change in fair value is recorded in accumulated other comprehensive income. When the hedged item impacts the income statement, the gain or loss included in other comprehensive income is reported on the same line of the Consolidated Statements of Operations as the hedged item to match the gain or loss on the derivative to the gain or loss on the hedged item. Any ineffective portion of the changes in the fair value is immediately reported in the Consolidated Statements of Operations on the same line as the hedged item. Settlements associated with the sale or production of product are presented in operating cash flows and settlements associated with debt issuance are presented in financing cash flows.

Fair Value Hedge—The hedge of a recognized asset or liability or an unrecognized firm commitment is designated as a fair value hedge. For fair value hedges, both the effective and ineffective portions of the changes in fair value of the derivative, along with the gain or loss on the hedged item that is attributable to the hedged risk, are recorded in earnings and reported in the Consolidated Statements of Operations on the same line as the hedged item. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged.

FOREIGN CURRENCY TRANSLATION: The functional currency for most foreign operations is the local currency. The translation of foreign currencies into U.S. dollars is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and for income and expense accounts using monthly average exchange rates. The cumulative effects of translating the functional currencies into the U.S. dollar are included in comprehensive income.

RECLASSIFICATIONS: Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the 2013 presentation, primarily in the Consolidated Statements of Operations and all related notes in which prior periods have been retrospectively adjusted to reflect the reclassification of certain operations to discontinued operations (See Note B).

NEW ACCOUNTING GUIDANCE: The FASB has issued accounting guidance effective for current and future periods. This guidance did not have a material impact on our current financial statements, and we do not believe it will have a material impact on our future financial statements.